CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 354,619	$ 317,220	$ 289,016
Voyage Expenses	(121,089)	(141,770)	(165,012)
Vessel Operating Expenses	(66,883)	(66,033)	(80,411)
Impairment Loss on Vessels	0	0	(2,168)
Loss on Disposal of Vessels	0	0	(6,619)
General and Administrative Expenses	(17,586)	(13,481)	(12,727)
Depreciation Expense	(67,834)	(63,965)	(60,695)
Net Operating Income (Loss)	81,227	31,971	(38,616)
Interest Income	96	298	334
Interest Expense	(31,481)	(38,390)	(34,549)
Other Financial Income (Expense)	255	(4,160)	(14,729)
Total Other Expenses	(31,130)	(42,252)	(48,944)
Net Income (Loss) Before Income Taxes and Equity Loss	50,097	(10,281)	(87,560)
Income Tax Expense	(64)	(71)	(79)
Equity Loss from Associate	0	0	(7,667)
Net Income (Loss)	$ 50,033	$ (10,352)	$ (95,306)
Basic Income (Loss) per Share (in dollars per share)	$ 0.34	$ (0.07)	$ (0.67)
Diluted Income (Loss) per Share (in dollars per share)	$ 0.34	$ (0.07)	$ (0.67)
Basic Average Number of Common Shares Outstanding (in shares)	149,292,586	142,571,361	141,969,666
Diluted Average Number of Common Shares Outstanding (in shares)	149,292,586	142,571,361	141,969,666